UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

      Report for the Calendar Year or Quarter Ended March 31, 1999.

                (Please read instructions before preparing form)

If amended report check here:   ____

Greenhut Overseas, L.L.C.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


277 Park Avenue, 27th Floor,         New York,          New York,        10172
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Business Address  (Street)            (City)            (State)          (Zip)


Gary K. Duberstein,  (212) 350-5100, Managing Director
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
                 INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS
                     CONSTITUTE FEDERAL CRIMINAL VIOLATIONS
                    SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A)

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14th day of May, 1999.


                                      Greenhut Overseas, L.L.C.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                      /s/ Gary K. Duberstein
                                      ------------------------------------------
                                      (Manual Signature of Person Duly
                                      Authorized to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:               13F File No.Name:                            13F File No:

 1.                          6.
 2.                          7.
 3.                          8.
 4.                          9.
 5.                          10.

                                      FORM
13F

Page 1 of 3         Name of Reporting Manager:  Greenhut Overseas, L.L.C.
     -    -                                     ----------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                  ITEM 6: INVESTMENT DISCRETION
-------------------------------------------------------------------------------------------------------------------------

ITEM 1:                ITEM 2:   ITEM 3:  CUSIP   ITEM 4: FAIR     ITEM 5:                       (B) SHARED-   (C)
NAME OF ISSUER         TITLE OF  NUMBER           MARKET VALUE     SHARES OR                     AS DEFINED    SHARED-
                       CLASS                                       PRINCIPAL      (A) SOLE       IN INSTR. V   OTHER
                                                                   AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Ascent Com             COM       43628106         1,840,000        168,208        168,208
-------------------------------------------------------------------------------------------------------------------------

Bethlehem Steel        COM       87509105         8,663,000        1,050,000      1,050,000
-------------------------------------------------------------------------------------------------------------------------

Comsat Corp.           COM SER 1 20564D107        4,862,000        168,000        168,000
-------------------------------------------------------------------------------------------------------------------------

Florsheim Shoe Co.     COM       343302105        83,000           15,000         15,000
-------------------------------------------------------------------------------------------------------------------------

Great Atlantic & Pac.  COM       390064103        1,500,000        50,000         50,000
Tea Inc.
-------------------------------------------------------------------------------------------------------------------------

Ladd Furniture Inc.    COM       505739201        856,000          50,000         50,000
-------------------------------------------------------------------------------------------------------------------------

LTX Corp.              COM       502392103        2,197,000        456,500        456,500
-------------------------------------------------------------------------------------------------------------------------

COLUMN TOTALS (PAGE)                              20,001,000
-------------------------------------------------------------------------------------------------------------------------


Table Continued....

---------------------------------------------------------------------------------------
                                       ITEM 8: VOTING AUTHORITY (SHARES)
---------------------------------------------------------------------------------------

ITEM 1:                 ITEM 7:
NAME OF ISSUER          MANAGERS SEE
                        INSTR. V       (A) SOLE       (B) SHARED     (C) NONE

---------------------------------------------------------------------------------------
Ascent Com                             168,208
---------------------------------------------------------------------------------------

Bethlehem Steel                        1,050,000
---------------------------------------------------------------------------------------

Comsat Corp.                           168,000
---------------------------------------------------------------------------------------

Florsheim Shoe Co.                     15,000
---------------------------------------------------------------------------------------

Great Atlantic & Pac.                  50,000
Tea Inc.
---------------------------------------------------------------------------------------

Ladd Furniture Inc.                    50,000
---------------------------------------------------------------------------------------

LTX Corp.                              456,500
---------------------------------------------------------------------------------------

COLUMN TOTALS (PAGE)
---------------------------------------------------------------------------------------


                                      FORM
13F

Page 2 of 3       Name of Reporting Manager:  Greenhut Overseas, L.L.C.
     -    -                                   --------------------------

----------------------------------------------------------------------------------------------------------------------------

                                                                                     ITEM 6: INVESTMENT DISCRETION
----------------------------------------------------------------------------------------------------------------------------

ITEM 1:                ITEM 2:      ITEM 3:  CUSIP  ITEM 4: FAIR      ITEM 5:                     (B)          (C) SHARED-
NAME OF ISSUER         TITLE OF     NUMBER          MARKET VALUE      SHARES OR                   SHARED- AS   OTHER
                       CLASS                                          PRINCIPAL      (A) SOLE     DEFINED IN
                                                                      AMOUNT                      INSTR. V

----------------------------------------------------------------------------------------------------------------------------
Monarch Mach. Tool     COM          609150107       241,000           35,000         35,000
Company.
----------------------------------------------------------------------------------------------------------------------------

NCR Corp.              COM          62886E108       30,000,000        600,000        600,000

----------------------------------------------------------------------------------------------------------------------------

Primesource Corp.      COM          741593107       422,000           75,000         75,000
----------------------------------------------------------------------------------------------------------------------------

Ryerson Tull           COM          783755101       4,413,000         300,484        300,484
                       CLA
----------------------------------------------------------------------------------------------------------------------------

Scitex Ltd.            ORD          809090103       1,006,000         100,000        100,000
----------------------------------------------------------------------------------------------------------------------------

Sunglass Hut           COM          86736F106       11,492,000        1,094,500      1,094,500
----------------------------------------------------------------------------------------------------------------------------

Unisys Corp            COM          909214108       30,872,000        1,115,000      1,115,000
----------------------------------------------------------------------------------------------------------------------------

Venator Group, Inc.    COM          922944103       15,891,000        2,250,000      2,250,000
----------------------------------------------------------------------------------------------------------------------------

COLUMN TOTALS (PAGE)                                94,337,000
----------------------------------------------------------------------------------------------------------------------------

AGGREGATE COLUMN                                    114,338,000
TOTALS
----------------------------------------------------------------------------------------------------------------------------


Table Continued....

----------------------------------------------------------------------------------

                                  ITEM 8: VOTING AUTHORITY (SHARES)
----------------------------------------------------------------------------------

ITEM 1:                 ITEM 7:
NAME OF ISSUER          MANA-
                        GERS      (A) SOLE      (B) SHARED    (C) NONE
                        SEE
                        INSTR. V
----------------------------------------------------------------------------------
Monarch Mach. Tool                35,000
Company.
----------------------------------------------------------------------------------

NCR Corp.                         600,000

----------------------------------------------------------------------------------

Primesource Corp.                 75,000
----------------------------------------------------------------------------------

Ryerson Tull                      300,484

----------------------------------------------------------------------------------

Scitex Ltd.                       100,000
----------------------------------------------------------------------------------

Sunglass Hut                      1,094,500
----------------------------------------------------------------------------------

Unisys Corp                       1,115,000
----------------------------------------------------------------------------------

Venator Group, Inc.               2,250,000
----------------------------------------------------------------------------------

COLUMN TOTALS (PAGE)
----------------------------------------------------------------------------------

AGGREGATE COLUMN
TOTALS
----------------------------------------------------------------------------------


                             CONFIDENTIAL TREATMENT

                                      FORM

13F

Page 3 of 3            Name of Reporting Manager:  Greenhut Overseas, L.L.C.
     -    -                                        ----------------------------



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